EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reserve of exchange differences on translation [member]
EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income [Line Items]
Beginning balance	$ (2,890,287)	$ (2,656,644)	$ (1,925,714)
Increase (decrease) by application of new accounting standards
Initial balance			(1,925,714)
Change in fair value of hedging instrument recognised in OCI
Reclassified from OCI to profit or loss
Deferred tax
Actuarial reserves by employee benefit plans
Deferred tax actuarial IAS by employee benefit plans
Translation difference subsidiaries	(900,226)	(233,643)	(730,930)
Closing balance	(3,790,513)	(2,890,287)	(2,656,644)
Reserve of cash flow hedges [member]
EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income [Line Items]
Beginning balance	56,892	(9,333)	18,140
Increase (decrease) by application of new accounting standards
Initial balance			18,140
Change in fair value of hedging instrument recognised in OCI	(105,776)	95,954	(56,917)
Reclassified from OCI to profit or loss	(13,016)	(30,074)	30,018
Deferred tax	959	345	(574)
Actuarial reserves by employee benefit plans
Deferred tax actuarial IAS by employee benefit plans
Translation difference subsidiaries
Closing balance	(60,941)	56,892	(9,333)
Reserve of remeasurements of defined benefit plans [member]
EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income [Line Items]
Beginning balance	(22,940)	(15,178)	(10,926)
Increase (decrease) by application of new accounting standards
Initial balance			(10,926)
Change in fair value of hedging instrument recognised in OCI
Reclassified from OCI to profit or loss
Deferred tax
Actuarial reserves by employee benefit plans	(3,968)	(10,635)	(5,818)
Deferred tax actuarial IAS by employee benefit plans	923	2,873	1,566
Translation difference subsidiaries
Closing balance	(25,985)	(22,940)	(15,178)
Other Comprehensive Income [Member]
EQUITY (Details) - Schedule of movement of reserves with effect in other comprehensive income [Line Items]
Beginning balance	(2,856,335)	(2,681,155)	(1,918,500)
Increase (decrease) by application of new accounting standards
Initial balance			(1,918,500)
Change in fair value of hedging instrument recognised in OCI	(105,776)	95,954	(56,917)
Reclassified from OCI to profit or loss	(13,016)	(30,074)	30,018
Deferred tax	959	345	(574)
Actuarial reserves by employee benefit plans	(3,968)	(10,635)	(5,818)
Deferred tax actuarial IAS by employee benefit plans	923	2,873	1,566
Translation difference subsidiaries	(900,226)	(233,643)	(730,930)
Closing balance	$ (3,877,439)	$ (2,856,335)	$ (2,681,155)